Product Warranties (Tables)	12 Months Ended
Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Schedule of Product Warranty Liability
Changes in warranty liabilities are presented below (in thousands):

	June 30, 2022	December 31, 2021
Beginning balance	$42,256	$47,678
Accruals for warranties issued	896	1,551
Changes to estimates of volume and costs	—	1,234
Settlements made	(3,644)	(8,207)

Ending balance	$39,508	$42,256

Warranty liability, current, beginning balance	$8,868	$8,864
Warranty liability, noncurrent, beginning balance	$33,388	$38,814
Warranty liability, current, ending balance	$8,576	$8,868
Warranty liability, noncurrent, ending balance	$30,932	$33,388